Financial instruments and related risk management (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,114,860,000	$ 600,462,000	$ 566,809,000
Short-term investments	99,603,000	0
Pledged cash as security	$ 295,573,000
Collateral account term	5 years
Trade receivable held as collateral	$ 0
Gains (losses) on derivatives	95,017,000	$ (183,103,000)
Transfers out of Level 1 into Level 2 of fair value hierarchy assets	0
Transfers out of Level 2 into Level 1 of fair value hierarchy assets	$ 0
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	2.50%	2.80%
Interest rate from short term investments	2.30%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	3.70%	3.30%
Interest rate from short term investments	2.50%
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on derivatives	$ 179,000	$ (115,000)
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,114,860,000	600,462,000
Short-term investments	$ 99,603,000	$ 0
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase in interest rate	1.00%
Gains (losses) on derivatives	$ (757,000)
Interest rate risk [Member] | Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	92.00%	72.00%
Fair value of Cameco's interest rate swap net liability	$ 1,677,000	$ 3,172,000
Interest rate risk [Member] | Interest rate contracts [Member] | Series H Senior Unsecured Debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 75,000,000
Interest rate risk [Member] | Interest rate contracts [Member] | Series H Senior Unsecured Debenture [Member] | Floating interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the daily Canada Overnight Repo Rate Average
Margin rate	1.30%
Interest rate risk [Member] | Interest rate contracts [Member] | Series H Senior Unsecured Debenture [Member] | Fixed interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	2.95%